INVESTMENTS IN PORTFOLIO FUNDS	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN PORTFOLIO FUNDS
INVESTMENTS IN PORTFOLIO FUNDS

2.                    INVESTMENTS IN PORTFOLIO FUNDS

The eight Portfolio Funds in which the Fund is invested in as of December 31, 2013 and 2012 are:  Altis FuturesAccess LLC (“Altis”) (formerly ML Altis FuturesAccess LLC), Aspect FuturesAccess LLC (“Aspect”) (formerly ML Aspect FuturesAccess LLC), ML BlueTrend FuturesAccess LLC (“BlueTrend”), John Locke FuturesAccess LLC (“John Locke”) (formerly ML John Locke FuturesAccess LLC), Lynx FuturesAccess LLC (“Lynx”), ML  Transtrend DTP Enhanced FuturesAccess LLC (“Transtrend”), Tudor Tensor FuturesAccess LLC (“Tudor Tensor”) and ML Winton FuturesAccess LLC (“Winton”). The strategy of these Portfolio Funds is to be trend followers. MLAI, in its discretion, may change the Portfolio Funds at any time. MLAI, also at its discretion, may vary the percentage of the Fund’s total portfolio allocated to the different Portfolio Funds. There is no pre-established range for the minimum and maximum allocations that may be made to any individual Portfolio Fund.

The investment transactions were accounted for on trade date. The investments in the Portfolio Funds are valued at fair value and are reflected in the Statements of Financial Condition. In determining fair value, MLAI utilized the net asset value of the underlying Portfolio Funds which approximates fair value. The fair value was net of all fees relating to the Portfolio Funds, paid or accrued. Additionally, MLAI monitored the performance of the Portfolio Funds. Such monitoring procedures included, but were not limited to: monitoring market movements in Portfolio Funds’ investments, comparing performance to industry benchmarks, and conference calls and site visits with the Portfolio Funds’ respective trading advisors (“Trading Advisors”).

At December 31, 2013, investments in Portfolio Funds at fair value are as follows:

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/13	Management Fees	Performance Fees	Redemptions Permitted
Transtrend	16.01%	47,609,112	(1,133,475)	48,383,987	(1,377,170)	—	Semi -Monthly
Altis	10.01%	29,755,695	(994,297)	40,493,981	(860,493)	—	Semi -Monthly
Winton	17.02%	50,584,682	4,851,535	42,814,840	(1,470,171)	(370,016)	Semi -Monthly
Aspect	10.01%	29,755,695	(1,840,897)	29,271,612	(859,787)	—	Semi -Monthly
John Locke	10.01%	29,755,701	(770,711)	32,368,986	(860,679)	—	Semi -Monthly
BlueTrend	17.02%	50,584,682	(7,091,153)	54,095,167	(1,475,532)	(89,462)	Monthly
Tudor	10.01%	29,755,698	(1,856,365)	33,877,844	(859,774)	—	Semi -Monthly
Lynx	10.01%	29,755,695	2,933,172	29,681,073	(863,779)	(12,671)	Semi -Monthly

	100.10%	$297,556,960	$(5,902,191)	$310,987,490	$(8,627,385)	$(472,149)

At December 31, 2012, investments in Portfolio Funds at fair value are as follows:

	Percentage of Members’ Capital	Fair Value	Profit (Loss)	Cost @ 12/31/12	Management Fees	Performance Fees	Redemptions Permitted
Transtrend	16.02%	86,982,563	1,952,715	91,506,604	(2,486,864)	(120,573)	Semi -Monthly
Altis	10.01%	54,364,101	(7,127,827)	75,847,367	(1,677,763)	—	Semi -Monthly
Winton	17.02%	92,418,972	(6,017,214)	83,860,910	(2,533,168)	(5,246)	Semi -Monthly
Aspect	10.01%	54,364,101	(6,877,343)	52,085,229	(1,443,377)	(87,941)	Semi -Monthly
John Locke	10.01%	54,364,106	(3,772,153)	58,936,300	(1,761,077)	—	Semi -Monthly
BlueTrend	17.02%	92,418,971	(1,622,871)	85,857,589	(2,835,668)	(63,100)	Monthly
Tudor	10.01%	54,364,104	(2,593,904)	59,046,955	(1,683,773)	—	Semi -Monthly
Lynx*	10.01%	54,364,102	(4,993,636)	58,854,581	(327,449)	(21,511)	Semi -Monthly

	100.11%	$543,641,020	$(31,052,233)	$565,995,535	$(14,749,139)	$(298,371)

* Issued as of July 1, 2012.

There are no investments held by the Portfolio Funds that in the aggregate exceed 5% of the Fund’s members’ capital. These investments are recorded at fair value. In accordance with Regulation S-X, a prescribed regulation by the Securities and Exchange Commission, there are specific formats and contents of financial reports. The following is summarized financial information for each of the significant Portfolio Funds:

	As of December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Winton	$1,006,017,501	$27,668,096	$978,349,405
Bluetrend	128,712,857	14,876,861	113,835,996

Total	$1,134,730,358	$42,544,957	$1,092,185,401

	As of December 31, 2012
	Total Assets	Total Liabilities	Total Capital
Altis	$56,323,395	$1,959,294	$54,364,101
Aspect	$279,441,442	$7,200,449	$272,240,993

Total	$335,764,837	$9,159,743	$326,605,094

	For the year ended December 31, 2013
				Net
	Income (Loss)	Commissions	Other	Income (Loss)
Winton	$6,929,127	$(89,788)	$(1,987,804)	$4,851,535
Bluetrend	(4,927,776)	(377,641)	(1,785,736)	(7,091,153)

Total	$2,001,351	$(467,429)	$(3,773,540)	$(2,239,618)

	For the year ended December 31, 2012
				Net
	Income (Loss)	Commissions	Other	Income (Loss)
Altis	$(4,910,111)	$(362,329)	$(1,855,387)	$(7,127,827)
Aspect	$(4,929,332)	$(196,865)	$(1,751,146)	$(6,877,343)

Total	$(9,839,443)	$(559,194)	$(3,606,533)	$(14,005,170)

The income statement information presented above is the Fund’s proportionate ownership of the Portfolio Fund.